ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2022
ACCOUNTS RECEIVABLE
Schedule of accounts receivable and allowance for doubtful accounts

	June 30,	December 31,
	2022	2021
Accounts receivable	$1,409,025	$2,214,173
Allowance for doubtful accounts	(229,511)	(76,462)
Accounts receivable, net	$1,179,514	$2,137,711